Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 35,003	$ 39,605
Short-term bank deposits	205,934	235,600
Marketable securities	222,937	57,292
Trade receivables, net of allowances of $9,243 and $5,227, respectively	65,459	93,632
Inventories, net	60,342	67,712
Prepaid expenses and other current assets	25,714	28,546
Total current Assets	615,389	522,387
Non-current Assets
Marketable securities	48,086	223,203
Property, plant and equipment, net	59,222	50,905
Operating lease right-of-use assets	19,054	23,782
Intangible assets, net	5,721	7,647
Goodwill	29,164	29,164
Deposits and other long-term assets	10,542	8,209
Severance pay fund	306	283
Total non-current Assets	172,095	343,193
Total Assets	787,484	865,580
Current Liabilities
Trade payables	9,019	6,936
Employee and payroll accruals	13,101	12,121
Deferred revenues and customers’ advances	2,339	2,158
Operating lease liabilities	3,311	5,073
Accrued expenses and other current liabilities	16,561	23,814
Total current Liabilities	44,331	50,102
Non-current liabilities
Accrued severance pay	1,051	1,080
Operating lease liabilities	15,065	18,533
Other non-current liabilities	138	198
Total non-current Liabilities	16,254	19,811
Total Liabilities	60,585	69,913
Commitments and contingent liabilities (see note 9)
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares at December 31, 2024 and 2023; Issued: 51,036,338 and 50,371,684 shares at December 31, 2024 and 2023, respectively; Outstanding: 46,051,461 and 47,719,633 shares at December 31, 2024 and 2023, respectively.	134	134
Additional paid-in capital	966,058	958,447
Treasury shares at cost, 4,984,877 and 2,652,051 ordinary shares at December 31, 2024 and 2023, respectively.	(121,691)	(55,770)
Accumulated other comprehensive loss	(868)	(7,210)
Accumulated deficit	(116,734)	(99,934)
Total Shareholders’ Equity	726,899	795,667
Total Liabilities and Shareholders’ Equity	$ 787,484	$ 865,580